Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company evaluated subsequent events through March 11, 2015, the date on which the December 31, 2014 financial statements were available to be issued. There are no significant events that require disclosure in these financial statements, except as follows:

Issuance of Series D-1 Convertible Preferred Stock

On February 19, 2015, the Company issued and sold 3,200,000 shares of Series D-1 Convertible Preferred Stock at $1.25 per share for an aggregate of $4,000,000.

Grant of Stock Options

On March 2, 2015, the Company granted options to purchase 145,999 shares of common stock at an exercise price of $8.63 per share.

The Company updated its evaluation of subsequent events through April 3, 2015, the date on which the December 31, 2014 financial statements were reissued. There are no additional significant events that require disclosure in these financial statements, except as follows:

Reverse Stock Split

On April 2, 2015, the Company amended its amended and restated certificate of incorporation effecting a 1-for-7.5 reverse stock split of its common stock. The reverse stock split did not cause an adjustment to the par value or the authorized shares of the common stock or preferred stock. As a result of the reverse stock split, the Company also adjusted the share and per-share amounts under its Incentive Stock Plan and common stock warrant agreements with third parties. No fractional shares were issued in connection with the reverse stock split. All disclosure of common shares and per-common share data in the accompanying financial statements and related notes have been adjusted retroactively to reflect the reverse stock split for all periods presented.